(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
(LOSS) EARNINGS PER SHARE [Text Block]

23. (LOSS) EARNINGS PER SHARE

(Loss) earnings per share, calculated on a basic and diluted basis, is as follows:

	Year ended December 31,
	2024	2023
Net (loss) income attributable to common shareholders - basic and diluted	(13,444)	82,726
(in thousands of common shares)
Weighted-average number of common shares	295,306	288,560
Effect of dilutive securities:
Stock options	-	2,419
Weighted-average number of diluted common shares	295,306	290,979
(Loss) Earnings per common share
Basic (loss) earnings per share	(0.05)	0.29
Diluted (loss) earnings per share	(0.05)	0.28